PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Retirement Moderate
Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS: 100.1%
Affiliated Investment Companies: 100.1%
2,201,492  Voya Emerging
Markets Index Portfolio
- Class I
$ 22,697,381
2.0
3,364,141  Voya High Yield Bond
Fund - Class R6
23,145,293
2.0
6,575,067  Voya International
Index Portfolio - Class I
78,966,556
6.9
300,098  Voya Russell
TM
Large
Cap Growth Index
- Class I
22,129,194
2.0
5,108,849  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
56,606,045
5.0
9,960,402  Voya Short Duration
Bond Fund - Class R6
93,328,965
8.2
34,702,663  Voya U.S. Bond Index
Portfolio - Class I
315,447,205
27.6
27,337,037  Voya U.S. Stock Index
Portfolio - Class I
530,065,154
46.4
Total Mutual Funds
(Cost $1,116,903,436)
1,142,385,793
100.1
Total Investments in
Securities
(Cost $1,116,903,436) $ 1,142,385,793 100.1
Liabilities in Excess
of Other Assets (651,891) (0.1)
Net Assets $ 1,141,733,902 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Retirement Moderate
Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Mutual Funds $ 1,142,385,793 $ — $ — $ 1,142,385,793
Total Investments, at fair value $ 1,142,385,793 $ — $ — $ 1,142,385,793
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 24,083,241 $ 50,033 $ (3,130,404) $ 1,694,511 $ 22,697,381 $ — $ (734,771) $ —
Voya High Yield Bond Fund - Class
R6
24,538,547 445,970 (1,646,216) (193,008) 23,145,293 395,930 61,513 —
Voya International Index Portfolio
- Class I
84,126,456 175,117 (9,928,345) 4,593,328 78,966,556 — 2,211,027 —
Voya Russell
TM
Large Cap Growth
Index - Class I
23,613,357 1,998,343 (1,036,270) (2,446,236) 22,129,194 — 71,603 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
59,438,154 1,982,201 (3,295,907) (1,518,403) 56,606,045 — (526,214) —
Voya Short Duration Bond Fund -
Class R6
98,684,931 1,325,509 (7,568,639) 887,164 93,328,965 1,125,339 (475,201) —
Voya U.S. Bond Index Portfolio -
Class I
329,537,015 3,793,005 (29,279,304) 11,396,489 315,447,205 3,117,432 (6,023,375) —
Voya U.S. Stock Index Portfolio -
Class I
561,150,921 18,457,079 (21,248,748) (28,294,098) 530,065,154 — 4,786,279 —
$ 1,205,172,622 $ 28,227,257 $ (77,133,833) $ (13,880,253) $ 1,142,385,793 $ 4,638,701 $ (629,139) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 60,373,689
Gross Unrealized Depreciation (34,891,331)
Net Unrealized Appreciation $ 25,482,358